FOR USE BY BANKS ONLY
                                                                 May 1, 1999

                DREYFUS 100% U.S. TREASURY MONEY MARKET FUND
                    DREYFUS U.S. TREASURY SHORT TERM FUND
                 DREYFUS U.S TREASURY INTERMEDIATE TERM FUND
                     DREYFUS U.S TREASURY LONG TERM FUND

                 Supplement to Prospectus Dated May 1, 1999


     All mutual fund shares involve certain investment risks, including the possible loss of principal.